SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Oct. 31, 2014	Oct. 31, 2013
Summary Of Significant Accounting Policies [Line Items]
Foreign Currency Transaction Gain (Loss), before Tax, Total	$ 9,613	$ 7,512	$ 1,659	$ 592
Advertising Expense	0	25,880	46,380	138,226
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	8,063	205,529	59,257	(13,366)
Foreign Currency Exchange Rate, Translation	0.78970		0.89330
Description of Difference between Reported Amount and Reporting Currency Denominated Amount	Canadian dollar $0.87365 to US $1.00		Canadian dollar $0.92341 to US $1.00
Impairment of Intangible Assets (Excluding Goodwill)			125,000	0
Provision for Doubtful Accounts	0		0	76,823
Finite-Lived Intangible Assets, Accumulated Amortization	3,783,640		1,772,183	1,377,348
Payments for Software	31,810	0	52,190	0
Capitalized Computer Software, Amortization	127,272	0
Web Site Development Costs and Other Intangible Assets [Member]
Summary Of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	422,111		294,839
Amortization of Intangible Assets	509,109	344,337	1,772,183	1,109,873
Computer Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	3 years		3 years
Depreciation	$ 5,415	$ 1,761	$ 16,414	$ 2,838